Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Summary of Information about Significant Segment Expenses
The following table presents information about significant segment expenses and segment loss:

Year ended December 31,	2024	2023

Direct external research and development costs
EP-104IAR	$2,945,435	$8,463,722
EP-104GI	5,156,725	1,459,966
Pre-clinical	2,264,151	1,616,238
Salaries and benefits	7,274,742	5,035,970
Share based payments	3,223,464	1,412,257
License costs	—	5,000,000
Other Research and Development expenses	428,673	330,430
Other General and Administrative expenses	5,710,221	4,528,646

Total segment expenses	27,003,411	27,847,229

Reconciling items:
Interest income	1,159,943	862,969
Interest expense	(603,573)	(1,170,173)
Gain (loss) on sale of equipment	18,611	(4,846)
Foreign exchange gain (loss)	(159,214)	66,291
Convertible debt costs	(355,582)	—
Change in fair value of financial instruments	1,200,541	(836,595)
Tax expense	(1,804)	(36,423)

Net loss for the year	$(25,744,489)	$(28,966,006)